Cash Flow and Cash Equivalent Information (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Non-cash transactions
Decrease in intangible assets through an increase in trading properties	$ 13,536	$ 1,156	$ 40,597
Decrease in trading properties through an increase in investment properties		97,529
Increase in investment properties through an increase in borrowings	385	96,324	37,293
Increase in properties plant and equipment through an increase in borrowings		6,407	20,045
Increase in properties plant and equipment through a decrease in investment properties		20,267	17,578
Increase in trade and other receivables through a decrease in investment in associates and joint ventures (dividends)		430,458	15,932
Decrease in trade and other receivables through an increase in investment in associates and joint ventures		8,385	8,474
Decrease in associates and joint ventures through a decrease in borrowings (dividends)		8,407	8,817
Decrease in associates and joint ventures through a decrease in equity		41,178
Increase in intangible assets through an increase in trade and other payables			85,126
Increase in investment properties through an increase in trade and other payables	1,153,243		295,497
Increase in investment in associates and joint ventures through a decrease in provisions			352
Decrease in investment properties through a decrease in trade and other payables			3,479
Increase in trade and other receivables through an increase in borrowings			156
Currency translation adjustment in associates	21,703
Decrease in trading properties through an increase in intangible assets	246,929
Increase in investment properties through a decrease in properties plant and equipment	168,265
Decrease in investment properties through an increase in intangible assets	371,470
Increase in investment in financial assets through a decrease in trade and other receivables	703,113
Decrease in equity through an increase in borrowings (dividends)	54,921
Increase in rights of use assets through a decrease in properties plant and equipment	21,355
Increase in financial assets through a decrease in investment in associates and joint ventures (dividends)	28,518
Increase in investment in associates and joint ventures through a decrease in investment in financial assets	854,309
Decrease in equity through an increase in trade and other payables	709
Decrease in intangible assets through an increase in trade and other payables	4,649
Increase in investment properties through a decrease in trade and other receivables	5,409,479
Increase in investment properties through an increase in equity	273,460
Increase in investment properties through an increase in tax credits and debts	91,154
Increase in financial assets through a decrease in investment properties	1,188,284
Increase in investment properties through a decrease in intangible assets	50,509
Increase in leases liabilities through a decrease in borrowings	7,031
Decrease in investment properties through an increase in properties plant and equipment	$ 6,798